Shareholders' equity - Basic and Diluted Earnings Per Share Computation, Discontinued Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Net loss from discontinued operations	$ 0	$ (828,717)
Basic weighted average common shares (in shares)	265,091,000	296,630,000
Diluted weighted average common shares (in shares)	266,298,000	296,630,000
Basic earnings (loss) per share from discontinued operations (in dollars per share)	$ 0	$ (2.79)
Diluted earnings (loss) per share from discontinued operations (in dollars per share)	$ 0	$ (2.79)
Discontinued operations
Statement Line Items [Line Items]
Basic weighted average common shares (in shares)	0	296,630,000
Diluted weighted average common shares (in shares)	0	296,630,000